Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended
	Dec. 06, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000241373
Account Value [Line Items]
Line Graph and Table Measure Name		National Security Emerging Markets Index ETF
Accumulated Value	$ 10,000		$ 10,730	$ 13,835
Alerian National Security Emerging Markets Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian National Security Emerging Markets NTR Index
Accumulated Value	10,000		11,025	14,427
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 11,324	$ 14,665